Leases (Schedule of Components of Operating Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Fixed cost and variable cost that depend on an index	$ 3,192
Short term lease cost	277
Sublease income	(792)
Total lease cost	$ 2,677